Borrowings - Notes payable (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument
Capital lease obligations	$ 0	$ 20,412
Notes payable	1,101,608	1,256,102
Advances with FHLB with maturities ranging from 2020 Through 2029
Debt Instrument
Advances with the FHLB	421,399	524,052
Advances with the FHLB paying interest monthly at a floating rate
Debt Instrument
Advances with the FHLB	0	13,000
Floating rate over the 3 month LIBOR with maturities on 2019
Debt Instrument
Advances with the FHLB	0	19,724
Fixed Rate with maturities on 2023 paying interest semiannually | Unsecured senior debt
Debt Instrument
Long Term Debt	295,307	294,039
Fixed Rate with maturities ranging from 2033 to 2034 | Junior subordinated debt
Debt Instrument
Long Term Debt	$ 384,902	$ 384,875